Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

February 13, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Christopher R. Bellacicco, Esq.

Re:	THL Credit Senior Loan Fund (File No.: 811-22874) Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Fund, transmitted herewith for filing with the Securities and Exchange Commission (the "SEC") is the Fund's preliminary proxy statement on Schedule 14A and form of proxy (the "Proxy Materials") for the annual meeting of shareholders of the Fund (the "Annual Meeting") scheduled to be held at 9:30 a.m., C.T., on Friday, April 24, 2020, at the offices of THL Credit Advisors LLC, 227 West Monroe Street, Suite 3200, Chicago, IL 60606, for the following purposes:

1.	To approve a new advisory agreement between the Fund and First Eagle Alternative Credit, LLC (formerly known as THL Credit Advisors LLC).

2.	To elect one Class III Trustee of the Fund to serve for a term ending at the 2023 Annual Meeting of the Fund and until her successor has been duly elected and qualified.

3.	To transact such other business as may properly come before the Annual Meeting or any adjournments or postponements thereof.

Shareholders of record on February 10, 2020 will be permitted to vote on these proposals. The definitive versions of the Proxy Materials are expected to be mailed in early March, subject to any comments of the staff of the SEC.

Please direct any questions concerning the Proxy Materials to the undersigned at 212.969.3381 or Nicole M. Runyan of this office at 212.969.3361.

Very truly yours,

/s/ Lisa P. Goldstein, Esq.
Lisa P. Goldstein, Esq.

cc: Nicole M. Runyan, Esq.